Revenues (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	May 31, 2025	May 31, 2024	May 31, 2025	May 31, 2024	Aug. 31, 2024	Aug. 31, 2023
Product revenues					$ 5,388
Licensing revenue					457,990
Revenues	$ 174,000	$ 84,000	$ 531,923	$ 380,278	$ 464,278	$ 226,208
IP Licensing [Member]
Revenues			522,000	373,990
B2B [Member]
Revenues			$ 9,923	$ 5,388